Trade and other payables - Summary of Trade and Other Liabilities (Detail) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Trade payables	€ 656,448	€ 509,948
Tax and social security liabilities	190,504	7,823
Total Trade And Other Payables	€ 846,952	€ 517,771